Other Liabilities	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities
Other Liabilities

	JPY (millions) As of March 31
	2018	2019
Accrued expenses	¥231,497	¥406,956
Deferred income	52,527	45,431
Other	48,206	60,675
Total	¥332,230	¥513,062
Non-current	¥68,300	¥75,174
Current	¥263,930	¥437,888

Accrued expenses include accrued labor cost of 108,766 million JPY and 163,241 million JPY as of March 31, 2018 and 2019, respectively.
Deferred income includes government grants for the purchase of property, plant and equipment. The grants received were 23,937 million JPY and 21,145 million JPY during the years ended March 31, 2018 and 2019, respectively. The primary government grants relate to funding a portion of Takeda’s investment in the development and production of new influenza vaccines. Takeda was reimbursed for investments it made in facilities. The grant income is recognized over the life of the associated assets and is recorded as an offset to the depreciation expense (included in cost of sales, selling, general, and administrative expenses, and research and development expenses). Deferred income also includes unearned co-promotion fees received in advance of 21,656 million JPY and 16,756 million JPY as of March 31, 2018 and 2019, respectively. When the co-promotion fees are recognized, they will offset selling, general and administrative expenses.